TAXATION (Tables)	12 Months Ended
Jul. 31, 2023
TAXATION
Disclosure of information about income reconciliation of effective tax rate
	Years ended July 31,
	2023	2022	2021
Income (loss) for the period	$(910,464)	$(995,066)	$(79,967)
Income tax expense	-	-	-
Income (loss) excluding income tax	$(910,464)	$(995,066)	$(79,967)
Income tax expense (recovery) using the Company’s domestic rate	$(246,000)	$(269,000)	$(22,000)
Effect of tax rates in foreign jurisdictions	(1,000)	1,000	1,000
Non-deductible expenses and other	267,963	134,000	1,000
Difference in statutory tax rates and deferred tax rates	-	-	-
Change in unrecognized temporary differences	(21,000)	134,000	56,000
Current tax expense	$(37)	$-	$36,000

Disclosure of information about provision for deferred tax assets
Expiry	Tax Losses	Resource Pools	Equipment and Other
Within one year	-	-	-
One to five years	-	-	2,000
After five years	3,878,000	-	82,000
No expiry date	-	4,402,000	114,000
	3,878,000	4,402,000	198,000